Property and Equipment (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Depreciation expense	$ 42,000	$ 30,400	$ 125,000	$ 73,000
Depreciation and amortization expense			$ 124,631	$ 72,811	$ 111,311	$ 5,341
Cost of Sales [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Depreciation and amortization expense					52,000
General and Administrative Expense [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Depreciation and amortization expense					26,000
Research and Development Expense [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Depreciation and amortization expense					23,000
Deferred Costs [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Depreciation and amortization expense					$ 10,000